Geographic Information (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Long-lived assets:
Investments in finance leases, net	$ 1,492,778
Investments in equipment subject to operating leases, net	14,265,326	11,165,590
Equipment notes receivable, including accrued interest	4,341,220	2,692,900
Equipment loans receivable, including accrued interest	11,429,927	6,550,448
Collateralized loan receivable, including accrued interest		324,519
United States [Member]
Long-lived assets:
Investments in finance leases, net	1,268,085
Investments in equipment subject to operating leases, net	14,265,326	11,165,590
Equipment notes receivable, including accrued interest	1,358,372	402,088
Equipment loans receivable, including accrued interest	11,429,927	6,550,448
Collateralized loan receivable, including accrued interest		324,519
Europe [Member]
Long-lived assets:
Investments in finance leases, net	224,693
Investments in equipment subject to operating leases, net
Equipment notes receivable, including accrued interest
Equipment loans receivable, including accrued interest
Collateralized loan receivable, including accrued interest
Mexico [Member]
Long-lived assets:
Investments in finance leases, net
Investments in equipment subject to operating leases, net
Equipment notes receivable, including accrued interest	2,983,347	2,290,812
Equipment loans receivable, including accrued interest
Collateralized loan receivable, including accrued interest